Auditors' Remuneration	12 Months Ended
Jun. 30, 2020
Auditor's remuneration [abstract]
AUDITORS' REMUNERATION
20.	AUDITORS' REMUNERATION

	Years Ended June 30,
	2020	2019	2018

- Audit and review of financial statements	194,900	210,422	180,000
- Other audit services[1]	60,000	90,000	72,960
	254,900	300,422	252,960

1.	Audit and other audit services consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client. Included in the balance are amounts related to additional regulatory filings during the 2020, 2019 and 2018 financial years. All services provided are considered audit services for the purpose of SEC classification.

PricewaterhouseCoopers was appointed as the Company's principal independent registered public accounting firm on November 30, 2006. Australian law does not require the Company's Auditors to be appointed at the Company's annual general meeting of shareholders. There is an annual engagement letter which is signed, subject to the Company's audit committee approval, with PricewaterhouseCoopers for audit and review work. No non-audit services were provided by PricewaterhouseCoopers during the 2020, 2019 and 2018 fiscal years.